Pledged Assets (Details) - Schedule of Pledged Assets - TWD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Pledged Assets [Line Items]
Financial assets at amortised cost	$ 92,115,000
Property, plant, and equipment	23,739,000
Total pledge assets	115,854,000
Book Value 2024 [Member]
Schedule of Pledged Assets [Line Items]
Financial assets at amortised cost	97,350,000
Property, plant, and equipment	23,754,000
Total pledge assets	$ 121,104,000
Book Value 2023 [Member]
Schedule of Pledged Assets [Line Items]
Financial assets at amortised cost		$ 82,000,000
Property, plant, and equipment		25,393,000
Total pledge assets		$ 107,393,000